Loans and advances to credit institutions - Restricted assets (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial instruments received as collateral	$ 65,177	$ 82,342
Financial instruments in connection with derivative transactions in organized markets
Financial assets
Financial assets pledged as collateral	4,123	5,153
Financial instrument in connection with OTC derivative transactions | Loans and advances - Credit institutions | Financial assets at amortized cost category
Financial assets
Financial assets pledged as collateral	27,954	14,300
Financial instruments in connection with repurchase agreement transactions | Loans and advances - Credit institutions | Other financial assets at fair value through profit or loss
Financial assets
Financial instruments received as collateral	$ 59,599	$ 54,097